Property and Equipment (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 07, 2021	Apr. 07, 2021	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Stock options, shares				254,824	71,558
Share issued price exercised				$ 6.97	$ 5.59
Goodwill impairment loss					$ 166,838
Impairment of intangible assets					482,064
Impairment loss				$ 105,506	258,114
Depreciation and amortization				1,108,186	1,769,621
Vehicles and related notes payable				$ 24,664
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					$ 1,987,500
Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock options, shares	66,432
Share issued price exercised	$ 30.08
Licensor [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares		33,216
Stock issued during the period, acquisitions		132,864
Licensor [Member] | Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares			41,520
Licensor [Member] | Technology License Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares		23,251
Licensor [Member] | Technology License Agreement [Member] | IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares		91,344